Other liabilities	12 Months Ended
Dec. 31, 2022
Other Current Liabilities [Abstract]
Other liabilities

28 Other liabilities

Other liabilities as at December 31, 2022 and 2021 are analysed as follows:

	31/12/22	31/12/21
Advance payments for government grants	—	412
Total	—	412

As at December 31, 2022 and 2021, advance payments for government grants are related to considerations received by the Parent for government grants obtained for next years’ purchases of some property, plant and equipment and next years’ expenses related to research projects. In 2022, the Parent Company fully spent the advance payments received.